UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

 ===============================================

       SEMIANNUAL REPORT
       USAA TREASURY MONEY MARKET TRUST(R)
       NOVEMBER 30, 2013

 ===============================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

--------------------------------------------------------------------------------

DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

================================================================================

Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        10

    Financial Statements                                                     11

    Notes to Financial Statements                                            14

EXPENSE EXAMPLE                                                              22

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(c)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PROVIDES INVESTORS MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in U.S. government securities with maturities of 397 days or less, which include U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. The 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                   [PHOTO OF TONY ERA]
USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    At the end of the reporting period, the Fund had a total return of 0.00%. This compares to an average return of 0.00% for similar U.S. Treasury and repurchase agreement (repo) money market funds tracked by iMoneyNet, Inc. As of November 30, 2013, the Fund's seven-day yield was 0.00%.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE ZERO RETURNS FOR THE REPORTING PERIOD?

    The Federal Reserve (the Fed) maintained its accommodative monetary policy -- holding the target federal funds target rate between 0% and 0.25% -- throughout the reporting period. As a result, yields on money market mutual funds remained at or near 0%. Despite exceptionally low, absolute yields, investors continued to rely on money market funds for the safety and liquidity they provided.

    Refer to page 6 for the iMoneyNet, Inc. definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA TREASURY MONEY MARKET TRUST

================================================================================

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Speculation about the Fed's stimulus measures drove the performance of the financial markets during the reporting period. In addition, the Fed continued its purchases of $85 billion in U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and boost economic growth. In June, as economic conditions continued to improve, Fed Chairman Ben Bernanke hinted that the Fed could start unwinding its stimulus measures later in 2013. Yields surged in anticipation of reduced Fed purchases. Bond prices, which move in the opposite direction of yields, declined. In September 2013, the Fed surprised the markets by announcing it would continue the pace of its bond purchases, and interest rates drifted downward in response. They edged up again later in October and November as investors sought to determine the Fed's intentions and in response to the partial government shutdown and debt ceiling debate. Finally, shortly after the end of the reporting period, the Fed signaled that it will begin tapering its monthly purchases from $85 billion to $75 billion.

o   HOW DID YOU INVEST IN THIS EXTRAORDINARY LOW-RATE ENVIRONMENT?

    In keeping with our investment approach, we continued to invest in maturities of 397 days or less that are backed by the full faith and credit of the U.S. government. Yields remained extremely low during the reporting period as the Fed maintained its accommodative monetary policy. As a result, we saw little value in extending the weighted-average maturity of portfolio investments. We focused our purchases on short-term repurchase agreements.

o   WHAT IS YOUR OUTLOOK?

    We expect the U.S. economy to continue its slow growth trajectory. However, the Fed's decision not to taper its asset purchase program

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    (during the reporting period) demonstrated that U.S. central bankers had remained concerned about the strength of economic growth and the level of unemployment. Furthermore, Janet Yellen, who was nominated to succeed Bernanke as Fed Chairman, said in Congressional testimony during November that the U.S. economy remains fragile and that the Fed continues to consider the appropriateness surrounding the scale and timing of any reduction in its asset purchase program.

    In addition, the Fed has said it would continue holding the targeted federal funds rate close to zero for as long as unemployment is above 6.5% and inflation does not rise above 2.5%. Under these circumstances, we expect short-term rates to remain low for the foreseeable future. As a result, we do not plan to change our current strategy in favor of extending the weighted-average maturity of portfolio investments. We will continue to do what we have always done -- to seek maximum current income while maintaining the safety and liquidity of your Fund.

    Thank you for your continued investment in the Fund.

================================================================================

4  | USAA TREASURY MONEY MARKET TRUST

================================================================================

INVESTMENT OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)

--------------------------------------------------------------------------------
                                            11/30/13                5/31/13
--------------------------------------------------------------------------------
Net Assets                                $149.7 Million         $141.5 Million
Net Asset Value Per Share                     $1.00                  $1.00
Dollar-Weighted Average
Portfolio Maturity                            3 Days                 3 Days

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
5/31/13-11/30/13*         1 Year                5 Years                10 Years
     0.00%                0.00%                  0.00%                   1.39%

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
    1 Year                           5 Years                           10 Years
     0.00%                            0.00%                              1.38%

--------------------------------------------------------------------------------
   7-DAY YIELD AS OF 11/30/13                 EXPENSE RATIO AS OF 5/31/13**
--------------------------------------------------------------------------------
   Subsidized          0.00%                               0.49%
   Unsubsidized       -0.40%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                            USAA TREASURY                   iMONEYNET
                          MONEY MARKET TRUST                 AVERAGE
11/27/2012                       0.00%                        0.01%
12/24/2012                       0.00                         0.01
 1/29/2013                       0.00                         0.01
 2/26/2013                       0.00                         0.01
 3/26/2013                       0.00                         0.01
 4/30/2013                       0.00                         0.00
 5/28/2013                       0.00                         0.00
 6/25/2013                       0.00                         0.00
 7/30/2013                       0.00                         0.00
 8/27/2013                       0.00                         0.01
 9/24/2013                       0.00                         0.01
10/29/2013                       0.00                         0.01
11/26/2013                       0.00                         0.01

                                   [END CHART]

      Data represent the last Tuesday of each month. Ending date 11/26/13.

The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money funds that hold 100% in U.S. Treasuries. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

================================================================================

6  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                      USAA TREASURY MONEY
                                                          MARKET TRUST
11/30/03                                                   $10,000.00
12/31/03                                                    10,005.59
01/31/04                                                    10,010.88
02/29/04                                                    10,015.46
03/31/04                                                    10,020.44
04/30/04                                                    10,025.61
05/31/04                                                    10,030.03
06/30/04                                                    10,035.01
07/31/04                                                    10,042.16
08/31/04                                                    10,049.99
09/30/04                                                    10,059.03
10/31/04                                                    10,070.17
11/30/04                                                    10,082.00
12/31/04                                                    10,096.25
01/31/05                                                    10,110.14
02/28/05                                                    10,125.19
03/31/05                                                    10,143.07
04/30/05                                                    10,162.62
05/31/05                                                    10,183.83
06/30/05                                                    10,205.13
07/31/05                                                    10,229.20
08/31/05                                                    10,255.17
09/30/05                                                    10,283.09
10/31/05                                                    10,309.98
11/30/05                                                    10,339.67
12/31/05                                                    10,373.55
01/31/06                                                    10,404.56
02/28/06                                                    10,436.41
03/31/06                                                    10,474.59
04/30/06                                                    10,508.35
05/31/06                                                    10,547.03
06/30/06                                                    10,588.17
07/31/06                                                    10,627.65
08/31/06                                                    10,670.39
09/30/06                                                    10,713.45
10/31/06                                                    10,755.39
11/30/06                                                    10,797.46
12/31/06                                                    10,843.68
01/31/07                                                    10,884.65
02/28/07                                                    10,924.32
03/31/07                                                    10,970.08
04/30/07                                                    11,011.78
05/31/07                                                    11,056.17
06/30/07                                                    11,099.95
07/31/07                                                    11,143.29
08/31/07                                                    11,187.93
09/30/07                                                    11,223.73
10/31/07                                                    11,263.63
11/30/07                                                    11,300.11
12/31/07                                                    11,328.33
01/31/08                                                    11,354.93
02/29/08                                                    11,375.39
03/31/08                                                    11,390.84
04/30/08                                                    11,407.02
05/31/08                                                    11,423.23
06/30/08                                                    11,437.13
07/31/08                                                    11,451.72
08/31/08                                                    11,467.17
09/30/08                                                    11,476.93
10/31/08                                                    11,478.66
11/30/08                                                    11,479.76
12/31/08                                                    11,479.88
01/31/09                                                    11,479.89
02/28/09                                                    11,479.89
03/31/09                                                    11,479.90
04/30/09                                                    11,479.90
05/31/09                                                    11,479.91
06/30/09                                                    11,479.91
07/31/09                                                    11,479.92
08/31/09                                                    11,479.92
09/30/09                                                    11,479.93
10/31/09                                                    11,479.93
11/30/09                                                    11,479.94
12/31/09                                                    11,479.95
01/31/10                                                    11,479.95
02/28/10                                                    11,479.96
03/31/10                                                    11,479.97
04/30/10                                                    11,479.97
05/31/10                                                    11,479.98
06/30/10                                                    11,479.99
07/31/10                                                    11,479.99
08/31/10                                                    11,480.00
09/30/10                                                    11,480.01
10/31/10                                                    11,480.01
11/30/10                                                    11,480.02
12/31/10                                                    11,480.03
01/31/11                                                    11,480.03
02/28/11                                                    11,480.04
03/31/11                                                    11,480.05
04/30/11                                                    11,480.06
05/31/11                                                    11,480.06
06/30/11                                                    11,480.07
07/31/11                                                    11,480.08
08/31/11                                                    11,480.08
09/30/11                                                    11,480.09
10/31/11                                                    11,480.10
11/30/11                                                    11,480.11
12/31/11                                                    11,480.11
01/31/12                                                    11,480.12
02/29/12                                                    11,480.13
03/31/12                                                    11,480.14
04/30/12                                                    11,480.14
05/31/12                                                    11,480.15
06/30/12                                                    11,480.16
07/31/12                                                    11,480.17
08/31/12                                                    11,480.18
09/30/12                                                    11,480.18
10/31/12                                                    11,480.19
11/30/12                                                    11,480.20
12/31/12                                                    11,480.21
01/31/13                                                    11,480.22
02/28/13                                                    11,480.22
03/31/13                                                    11,480.23
04/30/13                                                    11,480.24
05/31/13                                                    11,480.25
06/30/13                                                    11,480.26
07/31/13                                                    11,480.26
08/31/13                                                    11,480.27
09/30/13                                                    11,480.28
10/31/13                                                    11,480.29
11/30/13                                                    11,480.30

                                   [END CHART]

                         Data from 11/30/03 to 11/30/13.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview page.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                       o ASSET ALLOCATION -- 11/30/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

REPURCHASE AGREEMENTS                                                     100.2%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

8  | USAA TREASURY MONEY MARKET TRUST

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                         VALUE
(000)         SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (100.2%)

$20,000       Bank of America Securities, 0.08%, acquired 11/29/2013 and due on 12/02/2013 at $20,000 (collateralized by $20,378 of
                U.S. Treasury, 0.25%(a), due 7/15/2015; market value $20,400)               $ 20,000
 30,000       Credit Agricole Corporate. & Investment Bank, 0.07%, acquired
                11/29/2013 and due on 12/02/2013 at $30,000 (collateralized by
                $29,515 of U.S. Treasury, 0.38 - 2.63%(a), due 12/31/2014 - 5/15/2022;
                combined market value $30,600)                                                30,000
 25,000       Credit Suisse First Boston, LLC, 0.07%, acquired 11/29/2013 and due on 12/02/2013 at $25,000 (collateralized by $21,875 of
                U.S. Treasury, 11.25%(a), due 2/15/2015; market value $25,502)                25,000
 27,000       Credit Suisse First Boston, LLC, 0.08%, acquired 11/29/2013 and due on 12/02/2013 at $27,000 (collateralized by $25,938 of
                Government National Mortgage Assn.(b), 4.49% - 5.60%, due
                12/20/2059-7/20/2063; combined market value $27,542)                          27,000
 47,925       Deutsche Bank Securities, 0.09%, acquired 11/29/2013 and
                due on 12/02/2013 at $47,925 (collateralized by $48,706 of
                U.S. Treasury, 0.63%(a), due 10/15/2016; market value $48,884)                47,925
                                                                                            --------
              Total Repurchase Agreements (cost: $149,925)                                   149,925
                                                                                            --------

              TOTAL INVESTMENTS (COST: $149,925)                                            $149,925
                                                                                            ========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Repurchase Agreements                            $-            $149,925             $-        $149,925
------------------------------------------------------------------------------------------------------
Total                                            $-            $149,925             $-        $149,925
------------------------------------------------------------------------------------------------------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at November 30, 2013, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

    (b) Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

See accompanying notes to financial statements.

================================================================================

10  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in repurchase agreements (cost approximates market value) $149,925
  Receivables:
      Capital shares sold                                                     78
      USAA Asset Management Company (Note 4C)                                  7
      Interest                                                                 1
                                                                        --------
         Total assets                                                    150,011
                                                                        --------
LIABILITIES
  Payables:
      Capital shares redeemed                                                277
  Accrued management fees                                                     16
  Other accrued expenses and payables                                         31
                                                                        --------
         Total liabilities                                                   324
                                                                        --------
            Net assets applicable to capital shares outstanding         $149,687
                                                                        ========

NET ASSETS CONSIST OF:
  Paid-in capital                                                       $149,687
                                                                        ========

  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                           149,687
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   1.00
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                         $  31
                                                                           -----
EXPENSES
   Management fees                                                            92
   Administration and servicing fees                                          74
   Transfer agent's fees                                                      82
   Custody and accounting fees                                                37
   Postage                                                                     3
   Shareholder reporting fees                                                  8
   Trustees' fees                                                              7
   Registration fees                                                          19
   Professional fees                                                          27
   Other                                                                       5
                                                                           -----
         Total expenses                                                      354
   Expenses reimbursed                                                      (324)
                                                                           -----
         Net expenses                                                         30
                                                                           -----
NET INVESTMENT INCOME                                                      $   1
                                                                           =====

See accompanying notes to financial statements.

================================================================================

12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

--------------------------------------------------------------------------------

                                                             11/30/2013          5/31/2013
------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $      1           $      1
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (1)                (1)
                                                               ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     45,847             64,195
   Reinvested dividends                                               1                  1
   Cost of shares redeemed                                      (37,635)           (72,988)
                                                               ---------------------------
      Increase (decrease) in net assets from capital
         share transactions                                       8,213             (8,792)
                                                               ---------------------------
   Net increase (decrease) in net assets                          8,213             (8,792)
NET ASSETS
   Beginning of period                                          141,474            150,266
                                                               ---------------------------
   End of period                                               $149,687           $141,474
                                                               ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   45,847             64,195
   Shares issued for dividends reinvested                             1                  1
   Shares redeemed                                              (37,635)           (72,988)
                                                               ---------------------------
      Increase (decrease) in shares outstanding                   8,213             (8,792)
                                                               ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    For the six-month period ended November 30, 2013, the Fund held investments in repurchase agreements with a gross value of $149,925,000, on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement to zero. Details on the collateral are included on the Portfolio of Investments.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2013, the Fund incurred management fees, paid or payable to the Manager, of $92,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2013, the Fund incurred

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    administration and servicing fees, paid or payable to the Manager, of $74,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2013, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended November 30, 2013, the Fund incurred reimbursable expenses of $324,000, of which $7,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. For the six-month period ended November 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $82,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                             YEAR ENDED MAY 31,
                               ------------------------------------------------------------------------------------
                                   2013          2013           2012           2011            2010            2009
                               ------------------------------------------------------------------------------------
Net asset value at
 beginning of period           $   1.00      $   1.00       $   1.00       $   1.00        $   1.00        $   1.00
                               ------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .00(a)        .00(a)         .00(a)         .00(a)          .00(a)          .01
Less distributions from:
 Net investment income             (.00)(a)      (.00)(a)       (.00)(a)       (.00)(a)        (.00)(a)        (.01)
                               ------------------------------------------------------------------------------------
Net asset value at
 end of period                 $   1.00      $   1.00       $   1.00       $   1.00        $   1.00        $   1.00
                               ====================================================================================
Total return (%)*,(b)               .00(c)        .00(c)         .00(c)         .00(c)          .00(c),(d)      .50
Net assets at end of
 period (000)                  $149,687      $141,474       $150,266       $159,194        $171,758        $227,170
Ratios to average
 net assets:**
 Expenses (%)(b),(e)                .04(f)        .15            .08            .16             .14(d)          .31
 Expenses, excluding
  reimbursements (%)(b),(e)         .48(f)        .49            .48            .48             .45(d)          .44
 Net investment
  income (%)                        .00(c),(f)    .00(c)         .00(c)         .00(c)          .00(c)          .46

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $147,354,000.
(a) Represents less than $0.01 per share.
(b) Effective December 1, 2008, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(c) Represents less than 0.01%.
(d) During the year ended May 31, 2010, SAS reimbursed the Fund $8,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

22  | USAA TREASURY MONEY MARKET TRUST

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                         BEGINNING              ENDING           DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE       JUNE 1, 2013 -
                                       JUNE 1, 2013       NOVEMBER 30, 2013    NOVEMBER 30, 2013
                                      ----------------------------------------------------------
Actual                                   $1,000.00            $1,000.00               $0.20

Hypothetical
 (5% return before expenses)              1,000.00             1,024.87                0.20

* Expenses are equal to the Fund's annualized expense ratio of 0.04%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of less than 0.01% for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23416-0114                                (C)2014, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.